Salary and benefit payable	12 Months Ended
Dec. 31, 2019
20. Salary and benefit payable
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Salary and benefit payable to employees	895	4,229
Consulting expenses payable to a shareholder’s representatives(1)	516	1,032
Total	1,411	5,261

As of December 31, 2019, due to liquidity issue faced by the Group, the Group is unable to pay its employees.

(1) See Note 27 of Notes to the Consolidated Financial Statements, Section 5. Consulting expenses for representatives from a shareholder for detailed disclosure.